Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Finished goods	¥ 1,154,926	¥ 907,872
Work in process	95,041	90,871
Raw materials	917,217	919,805
Total	¥ 2,167,184	¥ 1,918,548